Share-based Compensation - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Global Stock Options Plan (GSOP) Stock Options	Dec. 31, 2012 Global Stock Options Plan (GSOP) Stock Options Annual Vesting	Dec. 31, 2012 Long-term Equity Ownership Plan (LEO) Stock Options	Dec. 31, 2012 Long-term Equity Ownership Plan (LEO) Performance Shares	Dec. 31, 2012 Long-term Equity Ownership Plan (LEO) Performance Shares Minimum	Dec. 31, 2012 Long-term Equity Ownership Plan (LEO) Performance Shares Maximum	Dec. 31, 2012 Long-term Sustainable Performance Plan performance shares (LSPP) Performance Shares	Dec. 31, 2012 Equity Compensation Plan Restricted American Depository Share (ADS)	Dec. 31, 2012 Discretionary Bonus Deferral plan (DBD) DBD Shares	Dec. 31, 2010 Discretionary Bonus Deferral plan (DBD) DBD Shares	Dec. 31, 2009 Discretionary Bonus Deferral plan (DBD) DBD Shares	Dec. 31, 2011 2010 Incentive Compensation Plan (ICP) DBD Shares	Dec. 31, 2011 2010 Incentive Compensation Plan (ICP) DBD Shares Minimum	Dec. 31, 2011 2010 Incentive Compensation Plan (ICP) DBD Shares Maximum	Dec. 31, 2011 2010 Incentive Compensation Plan (ICP) DBD Shares Annual Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, term	10 years		10 years
Share-based payment award, vesting percentage		33.30%
Award vesting period	3 years		3 years	3 years			3 years	3 years	3 years
Award requisite service period			3 years
Award exercise duration			7 years
Contingent grant, percentage of shareholder return					0.00%	200.00%
Percentage of vested shares delivered							33.30%
Deferred bonus plan, minimum bonus threshold											$ 71,500
Percentage of prior year's gross bonus paid in cash										33.30%
Percentage of prior year's gross bonus deferred in shares										66.70%
Deferral of awards, minimum incentive compensation threshold												$ 132,700
Deferral of awards, percentage of incentive compensation													10.00%	50.00%
Deferral of awards, increase percentage (per step)												10.00%
Deferral of awards, vesting rate															33.30%